Revenue Recognition	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue Recognition	Revenue Recognition
Disaggregation of revenue
We disaggregate revenue from contracts with customers by geographical areas and by product categories.
The following table provides information about disaggregated revenue by major geographical region:

	Year Ended December 31,
(in Millions)	2020	2019	2018
North America (1)	$53.3	$76.2	$84.4
Latin America	0.2	1.0	2.0
Europe, Middle East & Africa	49.2	59.0	74.5
Asia Pacific (1)	185.5	252.2	281.6
Total Revenue	$288.2	$388.4	$442.5
____________________
1.In 2020, countries with sales in excess of 10% of combined revenue consisted of Japan, the U.S. and China. Sales for the year ended December 31, 2020 for Japan, the U.S. and China totaled $97.7 million, $52.6 million and $55.3 million, respectively, while sales for the year ended December 31, 2019 totaled $160.4 million, $75.2 million and $53.2 million, respectively, and sales for the year ended December 31, 2018 totaled $116.5 million, $82.4 million and $118.6 million, respectively.

For the years ended December 31, 2020, 2019 and 2018, one customer accounted for approximately 26%, 28% and 14% of total revenue, respectively and our 10 largest customers accounted in aggregate for approximately 64%, 60% and 53% of our revenue, respectively. A loss of any material customer could have a material adverse effect on our business, financial condition and results of operations.
The following table provides information about disaggregated revenue by major product category:

	Year Ended December 31,
(in Millions)	2020	2019	2018
Lithium Hydroxide	$157.5	$213.8	$222.7
Butyllithium	87.1	99.9	99.0
High Purity Lithium Metal and Other Specialty Compounds	31.7	52.4	62.5
Lithium Carbonate and Lithium Chloride	11.9	22.3	58.3
Total Revenue	$288.2	$388.4	$442.5
Our lithium products are developed and sold to global and regional customers in the EV, electronics, agrochemicals, pharmaceuticals, polymer and specialty alloy metals market among others. Lithium hydroxide products are used in advanced batteries for all-electric vehicles as well as other products that require portable energy storage such as power tools and military devices. Lithium hydroxide is also sold into grease applications for use in automobiles, aircraft, railcars, agricultural and other types of equipment. Butyllithium products are primarily used as polymer initiators, and in the synthesis of agrochemicals and pharmaceuticals. High purity lithium metal and other specialty compounds include lithium phosphate, pharmaceutical-grade lithium carbonate, high purity lithium chloride and specialty organics. Additionally, we sell whatever lithium carbonate and lithium chloride we do not use internally to our customers for various applications.
Sale of Goods
Revenue from product sales is recognized when (or as) we satisfy a performance obligation by transferring the promised goods to a customer, that is, when control of the good transfers to the customer. The customer is then invoiced at the agreed-upon price with payment terms generally ranging from 30 to 180 days.
In determining when the control of goods is transferred, we typically assess, among other things, the transfer of risk and title and the shipping terms of the contract. The transfer of title and risk typically occurs either upon shipment to the customer or upon receipt by the customer. As such, we typically recognize revenue when goods are shipped based on the relevant incoterm for the product order, or in some regions, when delivery to the customer’s requested destination has occurred. When we perform shipping and handling activities after the transfer of control to the customer (e.g., when control transfers prior to delivery), they are considered fulfillment activities, and accordingly, the costs are accrued for when the related revenue is recognized. For FOB shipping point terms, revenue is recognized at the time of shipment since the customer gains control at this point in time.
We record amounts billed for shipping and handling fees as revenue. Costs incurred for shipping and handling are recorded as distribution costs. Amounts billed for sales and use taxes, value-added taxes, and certain excise and other specific transactional taxes imposed on revenue-producing transactions are presented on a net basis and excluded from revenue in the consolidated and combined statements of operations. We record a liability until remitted to the respective taxing authority.
Variable Consideration
As a part of our customary business practice, we may offer sales incentives to our customers, such as volume discounts or rebates. Variable consideration given can differ by product. For all such contracts that include any variable consideration, we estimate the amount of variable consideration that should be included in the transaction price utilizing either the expected value method or the most likely amount method depending on the nature of the variable consideration. Variable consideration is included in the transaction price if, in our judgment, it is probable that a significant future reversal of cumulative revenue under the contract will not occur. Although determining the transaction price requires significant judgment, we have significant historical experience with incentives provided to customers and estimating the expected consideration considering historical patterns of incentive payouts. These estimates are re-assessed each reporting period as required.
In addition to the variable consideration described above, in certain instances, we may require our customers to meet certain volume thresholds within their contract term. We estimate what amount of variable consideration should be included in the transaction price at contract inception and continually reassesses this estimation each reporting period to determine situations when the minimum volume thresholds will not be met. Variable consideration is included in the transaction price if, in our judgment, it is probable that a significant future reversal of cumulative revenue under the contract will not occur. In those circumstances, we apply the guidance on breakage and estimate the amount of the shortfall and recognize it over the remaining performance obligations in the contract.
Right of Return
We warrant to our customers that our products conform to mutually agreed product specifications. This offering is accounted for as a right of return and the transaction price is adjusted for an estimate of expected returns.
Contract asset and contract liability balances
We satisfy our obligations by transferring goods and services in exchange for consideration from customers. The timing of performance sometimes differs from the timing the associated consideration is received from the customer, thus resulting in the recognition of a contract liability. We recognize a contract liability if the customer’s payment of consideration is received prior to completion of our related performance obligation.
The following table presents the opening and closing balances of our receivables, net of allowances and contract liabilities from contracts with customers.

	Balance as of
(in Millions)	December 31, 2020	December 31, 2019	Increase (Decrease)
Receivables from contracts with customers, net of allowances	$76.3	$90.0	$(13.7)
The balance of receivables from contracts with customers listed in the table above represents the current trade receivables, net of allowance for doubtful accounts. The allowance for receivables represents our best estimate of the probable losses associated with potential customer defaults. We determine the allowance based on historical experience, current collection trends, and external business factors such as economic factors, including regional bankruptcy rates, and political factors.
Performance obligations
At contract inception, we assess the goods and services promised in our contracts with customers and identify a performance obligation for each promise to transfer a good or service (or bundle of goods or services) that is distinct. To identify the performance obligations, we consider all the goods or services promised in the contract, whether explicitly stated or implied based on customary business practices. Based on our evaluation, we have determined that our current contracts do not contain more than one single performance obligation. Revenue is recognized when (or as) the performance obligation is satisfied, which is when the customer obtains control of the good or service.
Periodically, we may enter into contracts with customers which require them to submit a forecast of non-binding purchase obligations to us. These forecasts are typically provided by the customer to us in good faith, and there are no penalties or obligations if the forecasts are not met. Accordingly, we have determined that these are optional purchases and do not represent material rights and are not considered as unsatisfied (or partially unsatisfied) performance obligations for the purposes of this disclosure.
Occasionally, we may enter into multi-year take or pay supply agreements with customers. The aggregate amount of revenue expected to be recognized related to these contracts’ performance obligations that are unsatisfied or partially unsatisfied is approximately $58 million in 2021. These approximate revenues do not include amounts of variable consideration attributable to contract renewals or contract contingencies. Based on our past experience with the customers under these arrangements, we expect to continue recognizing revenue in accordance with the contracts as we transfer control of the product to the customer (refer to the sales of goods section for our determination of transfer of control). However, in the case a shortfall of volume purchases occurs, we will recognize the amount payable by the customer over the remaining performance obligations in the contract.
Practical Expedients and Exemptions
We have elected the following practical expedients following the adoption of ASC 606:

a.	Costs of obtaining a contract: We incur certain costs such as sales commissions which are incremental to obtaining the contract. We have taken the practical expedient of expensing such costs to obtain a contract, as and when they are incurred, when the expected amortization period is one year or less.

b.	Significant financing component: We elected not to adjust the promised amount of consideration for the effects of a significant financing component if we expect, at contract inception, that the period between the transfer of a promised good or service to a customer and when the customer pays for that good or service will be one year or less.

c.	Remaining performance obligations: We elected not to disclose the aggregate amount of the transaction price allocated to remaining performance obligations for our contracts that are one year or less, as the revenue is expected to be recognized within one year. Additionally, we have elected not to disclose information about variable considerations for remaining, wholly unsatisfied performance obligations for which the criteria in paragraph 606-10-32-40 have been met.

d.	Shipping and handling costs: We elected to account for shipping and handling activities that occur after the customer has obtained control of a good as fulfillment activities (i.e., an expense) rather than as a promised service.

e.	Measurement of transaction price: We have elected to exclude from the measurement of transaction price all taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction and collected by us from a customer.